John Hancock
Preferred Income Fund III
Quarterly portfolio holdings 10/31/2022

Fund’s investments
As of 10-31-22 (unaudited)
	Shares	Value
Preferred securities (A) 88.2% (55.2% of Total investments)		$392,362,195
(Cost $466,281,656)
Communication services 5.3%		23,790,778
Diversified telecommunication services 1.3%
Qwest Corp., 6.750%	330,000	5,940,000
Media 0.4%
Paramount Global, 5.750%	65,000	1,888,250
Wireless telecommunication services 3.6%
Telephone & Data Systems, Inc., 6.000%	292,075	5,169,728
U.S. Cellular Corp., 5.500%	140,000	2,389,800
U.S. Cellular Corp., 5.500%	150,000	2,565,000
U.S. Cellular Corp., 6.250%	300,000	5,838,000
Consumer discretionary 1.3%		5,662,160
Internet and direct marketing retail 1.3%
Qurate Retail, Inc., 8.000%	98,000	4,725,560
QVC, Inc., 6.250% (B)(C)	60,000	936,600
Energy 2.2%		9,844,950
Oil, gas and consumable fuels 2.2%
Enbridge, Inc., 6.375% (6.375% to 4-15-23, then 3 month LIBOR + 3.593%) (C)	210,000	4,987,500
NuStar Logistics LP, 10.813% (3 month LIBOR + 6.734%) (C)(D)	195,000	4,857,450
Financials 46.4%		206,256,373
Banks 23.7%
Bank of America Corp., 6.000% (C)	142,625	3,394,475
Bank of America Corp., 6.450% (6.450% to 12-15-66, then 3 month LIBOR + 1.327%) (C)	140,000	3,556,000
Bank of America Corp., 7.250% (C)	9,500	11,024,370
Citigroup Capital XIII, 10.785% (3 month LIBOR + 6.370%) (D)	338,275	9,285,649
Citigroup, Inc., 7.125% (7.125% to 9-30-23, then 3 month LIBOR + 4.040%) (C)	616,412	15,385,644
Fifth Third Bancorp, 6.000% (C)	211,595	4,621,235
First Republic Bank, 4.000% (C)	248,000	3,722,480
First Republic Bank, 4.500% (C)	112,975	1,902,499
First Republic Bank, 4.700% (C)	195,825	3,440,645
Fulton Financial Corp., 5.125% (B)(C)	149,500	3,001,960
PacWest Bancorp, 7.750% (7.750% to 9-1-27, then 5 Year CMT + 4.820%)	302,275	7,502,466
Pinnacle Financial Partners, Inc., 6.750%	185,000	4,504,750
Synovus Financial Corp., 6.300% (6.300% to 6-21-23, then 3 month LIBOR + 3.352%) (B)(C)	211,500	4,949,100
The PNC Financial Services Group, Inc., 6.850% (3 month LIBOR + 4.068%) (C)(D)	149,628	3,808,033
Wells Fargo & Company, 6.625% (6.625% to 3-15-24, then 3 month LIBOR + 3.690%) (B)(C)	388,450	9,715,135
Wells Fargo & Company, 7.500% (B)(C)	11,000	12,820,830
WesBanco, Inc., 6.750% (6.750% to 11-15-25, then 5 Year CMT + 6.557%)	123,000	3,082,380
Capital markets 7.6%
Brookfield Finance, Inc., 4.625% (C)	130,000	2,181,400
Morgan Stanley, 6.375% (6.375% to 10-15-24, then 3 month LIBOR + 3.708%) (C)	170,000	4,129,300
Morgan Stanley, 6.500% (C)	276,600	6,859,680
Morgan Stanley, 6.875% (6.875% to 1-15-24, then 3 month LIBOR + 3.940%) (C)	130,000	3,252,600
Morgan Stanley, 7.125% (7.125% to 10-15-23, then 3 month LIBOR + 4.320%) (C)	692,953	17,358,473
2	JOHN HANCOCK PREFERRED INCOME FUND III | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Financials (continued)
Consumer finance 1.0%
Navient Corp., 6.000%	234,238	$4,319,349
Insurance 14.0%
AEGON Funding Company LLC, 5.100% (C)	347,450	6,775,275
American Equity Investment Life Holding Company, 6.625% (6.625% to 9-1-25, then 5 Year CMT + 6.297%) (C)	183,925	4,259,703
American Financial Group, Inc., 5.125% (C)	162,725	3,231,719
American International Group, Inc., 5.850% (C)	275,025	6,050,550
Athene Holding, Ltd., Series A, 6.350% (6.350% to 6-30-29, then 3 month LIBOR + 4.253%) (B)(C)	350,000	8,333,500
Brighthouse Financial, Inc., 6.600%	345,263	7,764,965
Reinsurance Group of America, Inc., 7.125% (7.125% to 10-15-27, then 5 Year CMT + 3.456%) (C)	375,400	9,480,727
RenaissanceRe Holdings, Ltd., 4.200% (C)	221,000	3,684,070
The Phoenix Companies, Inc., 7.450% (C)	574,500	8,773,311
Unum Group, 6.250% (C)	170,000	3,823,300
Thrifts and mortgage finance 0.1%
Federal National Mortgage Association, Series S, 8.250% (E)	80,000	260,800
Health care 1.6%		6,921,080
Health care equipment and supplies 1.6%
Becton, Dickinson and Company, 6.000%	142,000	6,921,080
Industrials 1.1%		4,878,225
Trading companies and distributors 1.1%
WESCO International, Inc., 10.625% (10.625% to 6-22-25, then 5 Year CMT + 10.325%)	180,675	4,878,225
Real estate 3.8%		16,891,351
Equity real estate investment trusts 3.8%
Diversified Healthcare Trust, 5.625% (C)	852,332	10,402,712
Pebblebrook Hotel Trust, 6.375%	214,400	3,910,656
Vornado Realty Trust, 5.400%	156,431	2,577,983
Utilities 26.5%		118,117,278
Electric utilities 5.2%
Duke Energy Corp., 5.750% (B)(C)	240,000	5,671,200
NextEra Energy, Inc., 6.219% (C)	199,950	9,647,588
NextEra Energy, Inc., 6.926% (C)	120,500	5,603,250
SCE Trust III, 5.750% (5.750% to 3-15-24, then 3 month LIBOR + 2.990%) (C)	120,000	2,320,800
Gas utilities 2.6%
South Jersey Industries, Inc., 5.625% (C)	251,850	4,409,894
Spire, Inc., 7.500%	30,600	1,553,256
UGI Corp., 7.250%	65,300	5,542,664
Independent power and renewable electricity producers 3.5%
The AES Corp., 6.875% (C)	159,000	15,663,090
Multi-utilities 15.2%
Algonquin Power & Utilities Corp., 6.200% (6.200% to 7-1-24, then 3 month LIBOR + 4.010%) (C)	375,000	8,501,250
Algonquin Power & Utilities Corp., 6.875% (6.875% to 10-17-23, then 3 month LIBOR + 3.677%) (C)	558,675	12,542,254
CMS Energy Corp., 5.625% (B)(C)	235,000	5,083,050
CMS Energy Corp., 5.875% (C)	55,000	1,198,450
DTE Energy Company, Series E, 5.250% (C)	200,000	4,296,000
Integrys Holding, Inc., 6.000% (6.000% to 8-1-23, then 3 month LIBOR + 3.220%) (B)(C)	296,303	6,814,969
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK PREFERRED INCOME FUND III	3

	Shares	Value
Utilities (continued)
Multi-utilities (continued)
NiSource, Inc., 6.500% (6.500% to 3-15-24, then 5 Year CMT + 3.632%) (C)	348,000	$8,599,080
NiSource, Inc., 7.750% (C)	123,900	12,634,083

Sempra Energy, 5.750% (B)(C)	370,000	8,036,400
Common stocks 4.9% (3.1% of Total investments)		$21,852,490
(Cost $29,882,682)
Communication services 0.3%		1,508,800
Diversified telecommunication services 0.3%
Lumen Technologies, Inc. (C)	205,000	1,508,800
Energy 2.8%		12,190,300
Oil, gas and consumable fuels 2.8%
BP PLC, ADR (C)	183,000	6,090,240
Equitrans Midstream Corp. (C)	258,013	2,172,460
The Williams Companies, Inc. (C)	120,000	3,927,600
Utilities 1.8%		8,153,390
Multi-utilities 1.8%
Algonquin Power & Utilities Corp. (C)	216,500	8,153,390

	Rate (%)	Maturity date	Par value^	Value
Corporate bonds 65.4% (41.0% of Total investments)				$291,113,522
(Cost $335,595,994)
Communication services 2.7%				12,212,810
Media 1.7%
Paramount Global (6.375% to 3-30-27, then 5 Year CMT + 3.999%)	6.375	03-30-62	8,900,000	7,524,230
Wireless telecommunication services 1.0%
SoftBank Group Corp. (6.875% to 7-19-27, then 5 Year ICE Swap Rate + 4.854%) (C)(F)	6.875	07-19-27	6,011,000	4,688,580
Consumer discretionary 2.4%				10,518,511
Automobiles 2.4%
General Motors Financial Company, Inc. (5.700% to 9-30-30, then 5 Year CMT + 4.997%) (F)	5.700	09-30-30	3,250,000	2,762,500
General Motors Financial Company, Inc. (6.500% to 9-30-28, then 3 month LIBOR + 3.436%) (F)	6.500	09-30-28	9,182,000	7,756,011
Consumer staples 0.2%				869,000
Food products 0.2%
Land O’ Lakes, Inc. (B)(C)(F)(G)	8.000	07-16-25	880,000	869,000
Energy 7.3%				32,615,664
Oil, gas and consumable fuels 7.3%
DCP Midstream LP (7.375% to 12-15-22, then 3 month LIBOR + 5.148%) (F)	7.375	12-15-22	7,273,000	7,164,309
Enbridge, Inc. (6.250% to 3-1-28, then 3 month LIBOR + 3.641%) (B)(C)	6.250	03-01-78	1,000,000	884,379
Enbridge, Inc. (7.375% to 10-15-27, then 5 Year CMT + 3.708%) (C)	7.375	01-15-83	5,560,000	5,246,788
Energy Transfer LP (3 month LIBOR + 3.018%) (C)(D)	5.800	11-01-66	9,000,000	6,727,500
Energy Transfer LP (6.625% to 2-15-28, then 3 month LIBOR + 4.155%) (F)	6.625	02-15-28	8,550,000	6,123,938
MPLX LP (6.875% to 2-15-23, then 3 month LIBOR + 4.652%) (B)(C)(F)	6.875	02-15-23	4,000,000	3,900,000
Transcanada Trust (5.600% to 12-7-31, then 5 Year CMT + 3.986%) (B)(C)	5.600	03-07-82	3,000,000	2,568,750
Financials 42.7%				189,798,355
Banks 29.8%
Bank of America Corp. (5.875% to 3-15-28, then 3 month LIBOR + 2.931%) (B)(C)(F)	5.875	03-15-28	5,790,000	4,983,743
4	JOHN HANCOCK PREFERRED INCOME FUND III | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Banks (continued)
Bank of America Corp. (6.125% to 4-27-27, then 5 Year CMT + 3.231%) (B)(C)(F)	6.125	04-27-27	8,500,000	$8,032,500
Bank of America Corp. (6.500% to 10-23-24, then 3 month LIBOR + 4.174%) (C)(F)	6.500	10-23-24	2,338,000	2,320,465
Barclays PLC (7.750% to 9-15-23, then 5 Year U.S. Swap Rate + 4.842%) (C)(F)	7.750	09-15-23	2,870,000	2,701,388
Barclays PLC (8.000% to 6-15-24, then 5 Year CMT + 5.672%) (B)(C)(F)	8.000	06-15-24	4,839,000	4,553,247
Barclays PLC (8.000% to 3-15-29, then 5 Year CMT + 5.431%) (F)	8.000	03-15-29	3,000,000	2,687,562
BNP Paribas SA (7.750% to 8-16-29, then 5 Year CMT + 4.899%) (F)(G)	7.750	08-16-29	3,200,000	3,017,073
Citizens Financial Group, Inc. (6.375% to 4-6-24, then 3 month LIBOR + 3.157%) (C)(F)	6.375	04-06-24	7,500,000	6,838,152
CoBank ACB (4.250% to 1-1-27, then 5 Year CMT + 3.049%) (B)(C)(F)	4.250	01-01-27	3,500,000	2,938,096
CoBank ACB (6.450% to 10-1-27, then 5 Year CMT + 3.487%) (B)(C)(F)	6.450	10-01-27	5,525,000	5,359,289
Comerica, Inc. (5.625% to 7-1-25, then 5 Year CMT + 5.291%) (B)(C)(F)	5.625	07-01-25	5,750,000	5,584,975
Huntington Bancshares, Inc. (5.625% to 7-15-30, then 10 Year CMT + 4.945%) (F)	5.625	07-15-30	2,000,000	1,817,693
JPMorgan Chase & Co. (4.600% to 2-1-25, then SOFR + 3.125%) (B)(C)(F)	4.600	02-01-25	9,500,000	8,477,800
JPMorgan Chase & Co. (6.750% to 2-1-24, then 3 month LIBOR + 3.780%) (B)(C)(F)	6.750	02-01-24	10,000,000	10,000,000
Lloyds Banking Group PLC (7.500% to 6-27-24, then 5 Year U.S. Swap Rate + 4.760%) (F)	7.500	06-27-24	8,000,000	7,627,790
M&T Bank Corp. (3.500% to 9-1-26, then 5 Year CMT + 2.679%) (F)	3.500	09-01-26	9,850,000	7,297,661
SVB Financial Group (4.100% to 2-15-31, then 10 Year CMT + 3.064%) (F)	4.100	02-15-31	5,850,000	3,596,198
SVB Financial Group (4.700% to 11-15-31, then 10 Year CMT + 3.064%) (F)	4.700	11-15-31	8,790,000	5,867,325
The Bank of Nova Scotia (8.625% to 10-27-27, then 5 Year CMT + 4.389%)	8.625	10-27-82	3,310,000	3,327,700
The PNC Financial Services Group, Inc. (3.400% to 9-15-26, then 5 Year CMT + 2.595%) (B)(C)(F)	3.400	09-15-26	3,800,000	2,835,750
The PNC Financial Services Group, Inc. (6.000% to 5-15-27, then 5 Year CMT + 3.000%) (B)(C)(F)	6.000	05-15-27	7,930,000	7,355,075
The PNC Financial Services Group, Inc. (6.200% to 9-15-27, then 5 Year CMT + 3.238%) (B)(C)(F)	6.200	09-15-27	7,469,000	7,074,637
The PNC Financial Services Group, Inc. (3 month LIBOR + 3.678%) (D)(F)	6.460	02-01-23	1,663,000	1,658,808
The Toronto-Dominion Bank (8.125% to 10-31-27, then 5 Year CMT + 4.075%) (C)	8.125	10-31-82	8,784,000	8,882,820
U.S. Bancorp (3.700% to 1-15-27, then 5 Year CMT + 2.541%) (B)(C)(F)	3.700	01-15-27	7,575,000	5,889,563
Wells Fargo & Company (5.900% to 6-15-24, then 3 month LIBOR + 3.110%) (B)(C)(F)	5.900	06-15-24	2,000,000	1,813,750
Capital markets 3.8%
The Bank of New York Mellon Corp. (3.750% to 12-20-26, then 5 Year CMT + 2.630%) (B)(C)(F)	3.750	12-20-26	3,400,000	2,618,612
The Charles Schwab Corp. (4.000% to 6-1-26, then 5 Year CMT + 3.168%) (B)(C)(F)	4.000	06-01-26	5,250,000	4,316,288
The Charles Schwab Corp. (4.000% to 12-1-30, then 10 Year CMT + 3.079%) (B)(C)(F)	4.000	12-01-30	3,800,000	2,822,450
The Charles Schwab Corp. (5.000% to 6-1-27, then 5 Year CMT + 3.256%) (B)(C)(F)	5.000	06-01-27	3,292,000	2,921,650
The Charles Schwab Corp. (5.375% to 6-1-25, then 5 Year CMT + 4.971%) (B)(C)(F)	5.375	06-01-25	4,100,000	4,002,625
Consumer finance 2.2%
American Express Company (3.550% to 9-15-26, then 5 Year CMT + 2.854%) (B)(C)(F)	3.550	09-15-26	7,250,000	5,591,563
Discover Financial Services (6.125% to 6-23-25, then 5 Year CMT + 5.783%) (F)	6.125	06-23-25	4,500,000	4,323,149
Diversified financial services 0.8%
Enstar Finance LLC (5.750% to 9-1-25, then 5 Year CMT + 5.468%)	5.750	09-01-40	4,000,000	3,545,528
Insurance 6.1%
Markel Corp. (6.000% to 6-1-25, then 5 Year CMT + 5.662%) (F)	6.000	06-01-25	5,500,000	5,265,951
MetLife, Inc. (5.875% to 3-15-28, then 3 month LIBOR + 2.959%) (B)(C)(F)	5.875	03-15-28	6,696,000	6,006,589
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK PREFERRED INCOME FUND III	5

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Insurance (continued)
Prudential Financial, Inc. (5.125% to 11-28-31, then 5 Year CMT + 3.162%) (C)	5.125	03-01-52	2,955,000	$2,519,640
SBL Holdings, Inc. (6.500% to 11-13-26, then 5 Year CMT + 5.620%) (F)(G)	6.500	11-13-26	8,000,000	6,040,000
SBL Holdings, Inc. (7.000% to 5-13-25, then 5 Year CMT + 5.580%) (F)(G)	7.000	05-13-25	9,050,000	7,285,250
Utilities 10.1%				45,099,182
Electric utilities 5.9%
Duke Energy Corp. (3.250% to 1-15-27, then 5 Year CMT + 2.321%) (B)(C)	3.250	01-15-82	3,950,000	2,765,505
Edison International (5.000% to 12-15-26, then 5 Year CMT + 3.901%) (F)	5.000	12-15-26	3,790,000	3,069,900
Edison International (5.375% to 3-15-26, then 5 Year CMT + 4.698%) (F)	5.375	03-15-26	10,875,000	8,872,913
Emera, Inc. (6.750% to 6-15-26, then 3 month LIBOR + 5.440% to 6-15-46, then 3 month LIBOR + 6.190%) (B)(C)	6.750	06-15-76	3,370,000	3,141,251
NextEra Energy Capital Holdings, Inc. (5.650% to 5-1-29, then 3 month LIBOR + 3.156%) (C)	5.650	05-01-79	7,400,000	6,251,737
The Southern Company (3.750% to 9-15-26, then 5 Year CMT + 2.915%) (B)(C)	3.750	09-15-51	2,750,000	2,179,637
Independent power and renewable electricity producers 2.4%
Vistra Corp. (7.000% to 12-15-26, then 5 Year CMT + 5.740%) (F)(G)	7.000	12-15-26	3,200,000	2,830,735
Vistra Corp. (8.000% to 10-15-26, then 5 Year CMT + 6.930%) (F)(G)	8.000	10-15-26	8,225,000	7,813,750
Multi-utilities 1.8%
CenterPoint Energy, Inc. (6.125% to 9-1-23, then 3 month LIBOR + 3.270%) (F)	6.125	09-01-23	446,000	418,876
CMS Energy Corp. (4.750% to 3-1-30, then 5 Year CMT + 4.116%) (B)(C)	4.750	06-01-50	4,500,000	3,731,045
Dominion Energy, Inc. (4.350% to 1-15-27, then 5 Year CMT + 3.195%) (F)	4.350	01-15-27	1,500,000	1,240,935

Dominion Energy, Inc. (5.750% to 10-1-24, then 3 month LIBOR + 3.057%) (B)(C)	5.750	10-01-54	3,000,000	2,782,898
Capital preferred securities (H) 1.1% (0.7% of Total investments)				$5,089,882
(Cost $6,310,250)
Financials 1.1%				5,089,882
Insurance 1.1%
MetLife Capital Trust IV (7.875% to 12-15-37, then 3 month LIBOR + 3.960%) (B)(C)(G)	7.875	12-15-37	4,860,000	5,089,882

	Yield (%)	Shares	Value
Short-term investments 0.0% (0.0% of Total investments)			$797
(Cost $797)
Short-term funds 0.0%			797
John Hancock Collateral Trust (I)	3.1986(J)	80	797

Total investments (Cost $838,071,379) 159.6%	$710,418,886
Other assets and liabilities, net (59.6%)	(265,395,221)
Total net assets 100.0%	$445,023,665

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund unless otherwise indicated.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
ADR	American Depositary Receipt
CMT	Constant Maturity Treasury
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
(A)	Includes preferred stocks and hybrid securities with characteristics of both equity and debt that pay dividends on a periodic basis.
(B)	All or a portion of this security is on loan as of 10-31-22, and is a component of the fund’s leverage under the Credit Facility Agreement.
(C)	All or a portion of this security is pledged as collateral pursuant to the Credit Facility Agreement. Total collateral value at 10-31-22 was $486,700,955. A portion of the securities pledged as collateral were loaned pursuant to the Credit Facility Agreement. The value of securities on loan amounted to $189,994,138.
(D)	Variable rate obligation. The coupon rate shown represents the rate at period end.
6	JOHN HANCOCK PREFERRED INCOME FUND III | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

(E)	Non-income producing security.
(F)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(G)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(H)	Includes hybrid securities with characteristics of both equity and debt that trade with, and pay, interest income.
(I)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
(J)	The rate shown is the annualized seven-day yield as of 10-31-22.
The fund had the following country composition as a percentage of total investments on 10-31-22:
United States	85.3%
Canada	8.5%
United Kingdom	3.4%
Bermuda	1.7%
Other countries	1.1%
TOTAL	100.0%
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK PREFERRED INCOME FUND III	7

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
10-Year U.S. Treasury Note Futures	275	Short	Dec 2022	$(32,412,976)	$(30,413,281)	$1,999,695
						$1,999,695
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
8	JOHN HANCOCK PREFERRED INCOME FUND III | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Advisor’s Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Futures contracts whose settlement prices are determined as of the close of the NYSE are typically valued based on the settlement price while other futures contracts are typically valued at the last traded price on the exchange on which they trade.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of October 31, 2022, by major security category or type:
	Total value at 10-31-22	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Preferred securities
Communication services	$23,790,778	$23,790,778	—	—
Consumer discretionary	5,662,160	5,662,160	—	—
Energy	9,844,950	9,844,950	—	—
Financials	206,256,373	188,002,335	$18,254,038	—
Health care	6,921,080	6,921,080	—	—
Industrials	4,878,225	4,878,225	—	—
Real estate	16,891,351	16,891,351	—	—
Utilities	118,117,278	109,749,053	8,368,225	—
Common stocks	21,852,490	21,852,490	—	—
Corporate bonds	291,113,522	—	291,113,522	—
Capital preferred securities	5,089,882	—	5,089,882	—
Short-term investments	797	797	—	—
Total investments in securities	$710,418,886	$387,593,219	$322,825,667	—
Derivatives:
Assets
Futures	$1,999,695	$1,999,695	—	—
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Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	80	—	$55,137,396	$(55,135,631)	$(968)	—	$36,111	—	$797
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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